Subsequent Events (Details)				1 Months Ended	3 Months Ended
	Apr. 05, 2021 USD ($) D $ / shares shares	Jan. 13, 2021 USD ($) D $ / shares shares	Jan. 12, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 16, 2021 $ / shares	Dec. 31, 2020 shares
Subsequent Events
Shares reserved for issuance | shares					11,005,115		11,137,824
Proceeds from exercise of warrants					$ 89,771,000
Public Warrants
Subsequent Events
Warrants exercise | shares					8,087,623
Share price | $ / shares					$ 11.50
Proceeds from exercise of warrants					$ 89,800,000
Subsequent Events | Public Warrants
Subsequent Events
Warrants exercise | shares				2,935,753
Share price | $ / shares				$ 11.50
Proceeds from exercise of warrants				$ 33,800,000
Redemption price per share | $ / shares						$ 0.01
Subsequent Events | Homeowners of America Holding Corporation
Subsequent Events
Aggregate consideration paid	$ 106,242,000	$ 100,000
Cash paid in business acquisition	83,469,000
Issuance of common stock	$ 22,773,000	$ 25,000
Additional shares of common stock | shares	500,000	500,000
Trading price | $ / shares	$ 22.50	$ 22.50
Number of trading days | D	20	20
Number of consecutive trading days | D	30	30
Number of years for the additional shares issuable on the basis of trading price	2 years	2 years
Shares reserved for issuance amount	$ 510,000	$ 510,000
Shares reserved for issuance | shares	100,000	100,000
Subsequent Events | DataMentors Holdings, LLC d/b/a V12 Data
Subsequent Events
Aggregate consideration paid			$ 22,000,000
Shares reserved for issuance | shares			100,000